Document and Entity Information	Mar. 31, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	Tributary Funds, Inc.
Entity Central Index Key	0000932381
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 26, 2021
Document Effective Date	Feb. 26, 2021
Prospectus Date	Aug. 01, 2020